Document And Entity Information (USD $)	9 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Sep. 30, 2009
Document and Entity Information [Abstract]
Entity Registrant Name	OPTI INC
Document Type	10-Q
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,645,903
Entity Public Float			$ 6,681,981
Amendment Flag	true
Amendment Description	Add the XBRL exhibit.
Entity Central Index Key	0000899297
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q3